WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2024
Warrant Liabilities
WARRANT LIABILITIES

NOTE 9. WARRANT LIABILITIES

Series B Warrants

On December 22, 2021, the Company entered into a securities purchase agreement (SPA) with two institutional investors for the purchase and sale of (i) warrants to purchase up to an aggregate of 38,353 shares of the Company’s common stock, par value $0.086 per share at an exercise price of $ $1,042.95 per share, (ii) an aggregate of 10,474 shares of Common Stock, and (iii) 9,076 shares of the Company’s newly-designated Series B convertible preferred stock, par value $0.086 per share, with a stated value of $1,000 per share, initially convertible into an aggregate of 8,702 shares of Common Stock at a conversion price of $ $1,042.95 per share, each a freestanding financial instrument, (the “Private Placement”). The aggregate purchase price for the Common Shares, the Preferred Shares and the Warrants was approximately $20,000,000.

By entering into the Private Placement on December 22, 2021, the Company entered into a commitment to issue the Common Shares, Preferred Shares, and Series B Warrants on the Initial Closing Date for a fixed price and exercise price, as applicable. The commitment to issue Series B Warrants (the “Warrant Commitment”) represented a derivative financial instrument, other than an outstanding share, that, at inception, had both of the following characteristics: (i) embodies a conditional obligation indexed to the Company’s equity. The Company classified the commitment to issue the warrants as a derivative liability because it represents a written option that does not qualify for equity accounting The Company initially measured the derivative liability at its fair value and subsequently remeasured the derivative liability, at fair value with changes in fair value recognized in earnings. An option pricing model was utilized to calculate the fair value of the Warrant Commitment.

The Private Placement closed on January 4, 2022 and pursuant to the terms of the SPA, due to a non-Private Placement related dilutive share issuance, effective December 27, 2022, the Series B Warrants outstanding increased to 78,431 and the exercise price reset to $127.50.

On December 12, 2023, the Company entered into a securities purchase agreement (SPA) with one of the institutional investors, pursuant to which (i) the Company extended the expiration date of their 50,980 remaining outstanding Series B Warrants to December 28, 2028 and (ii) institutional investor waived a restriction in the SPA such that the Company will be permitted to consummate an “at-the-market offering” with a registered broker-dealer, whereby such registered broker-dealer is acting as principal or agent in the purchase of shares (the “ATM”) of the Company’s common stock from the Company after sixty (60) days following December 14, 2023. Further, on December 12, 2023, the Company entered into an exchange offer with the other SPA institutional investor, pursuant to which the investor exchanged its remaining Series B Warrants to purchase 17,647 shares of Common Stock for 17,647 shares of Common Stock.

On June 18, 2024, the holder of the remaining Series B Warrants exercised all their remaining 50,980 warrants via cashless exercises, thereby acquiring 39,569 shares of Common stock. The Series B Warrants effective exercise price per share as of the date of the exercises was $3.91.

For the years ended December 31, 2024 and 2023, net fair value gains recognized for the Series B Warrants were $156,000 and $5,534,931 respectively, presented in the recognition and change in fair value of warrant liabilities account in the consolidated statements of operations. The Series B Warrant liability outstanding as of December 31, 2024 and 2023 is $0 and $268,667 respectively, presented in the warrant liabilities account on the consolidated balance sheets. and there remained 0 and 50,890 Series B Warrants outstanding as of December 31, 2024 and 2023, respectively.

Placement Agent Warrants

In connection with the Private Placement, the Company issued 959 warrants to the placement agent for the Private Placement. The warrants were issued as compensation for the Placement Agent’s services. The Placement Agent Warrants (PAW) are: (i) exercisable on any day after the six (6) month anniversary of the issue date, (ii) expire five years after the closing of the Private Placement, and (iii) exercisable at $1,042.95 per share. The Placement Agent Warrants contain terms that may require the Company to transfer assets to settle the warrants and are therefore classified as a derivative liability measured initially and (to the extent material) at each reporting period at fair with changes reported in earnings. The Placement Agent Warrants were considered financing expense fees paid to the Placement Agent in relation to a derivative liability measured at fair value, thus, are included along with non-operating unrealized gains and losses in the recognition and change in fair value of warrant liabilities account in the consolidated statements of operations.

For the years ended December 31, 2024, and 2023 net fair value gains/ (losses) recognized for the PAW were, $0 and $48,575 respectively, presented in the recognition and change in fair value of warrant liabilities account in the consolidated statements of operations. The PAW liability outstanding as of December 31, 2024 and 2023 is $325 presented in the warrant liability account on the consolidated balance sheets.